ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Major Classes Of Assets And Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets and Liabilities Classified As Held For Sale [Line Items]
Cash and cash equivalents	$ 1,279	$ 1,406	$ 867	$ 827
Property, plant and equipment	37,291	38,655
Investment in associates	5,325	4,725	$ 5,528
Intangible assets	11,822	14,214
Goodwill	8,789	8,979
Total assets	72,969	73,961
Deferred income tax liability	5,975	6,011
Total liabilities associated with assets held for sale	47,415	$ 47,570
Disposal groups classified as held for sale
Assets and Liabilities Classified As Held For Sale [Line Items]
Cash and cash equivalents	37
Accounts receivable and other	33
Current assets	70
Property, plant and equipment	4
Investment in associates	138
Intangible assets	582
Goodwill	62
Total assets	856
Accounts payable and other liabilities	81
Deferred income tax liability	3
Non-recourse borrowings	394
Total liabilities associated with assets held for sale	478
Net assets classified as held for sale	$ 378